STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 28, 2025
STOCK BASED COMPENSATION
Schedule of company's stock options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (In Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2023	319,250	$2.62	7.6	$-
Granted	20,000	1.64	9.3	-
Exercised	-	-	-	-
Canceled, forfeited, or expired	-	-	-	-
Options outstanding at December 29, 2024	339,250	$2.53	7.4	$-
Options exercisable on December 29, 2024	169,554	2.65	6.8	$-
Granted	62,500	1.50	9.3	-
Exercised	-	-	-	-
Canceled, forfeited, or expired	(20,000)	2.5	-	-
Options outstanding at December 28, 2025	381,750	$2.40	6.6	$-
Options exercisable on December 28, 2025	251,889	$2.47	5.8	$-

Schedule of assumptions used to estimate the fair value of the stock options
	2025	2024
The average fair value of options granted during the period	$0.83	$1.14
Expected average life (in years)	2.5	6.0
Expected dividend	-	-
Expected stock volatility	65%	63%
Risk-free interest rate	4.19%	3.75%